CURRENT ASSETS AND CURRENT LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities
Accounts payable	CAD 5,676	CAD 5,660
Accrued salaries, incentives and severance	4,304	5,161
Accrued interest payable	6,016	5,201
Accrued construction payable	12,622	1,922
Accrued professional fees	2,434	2,283
Accrued employee unit-based compensation	3,416	1,474
Accrued trustee/director unit-based compensation	1,367	6,568
Accrued property operating costs	3,110	499
Other accrued liabilities	4,397	2,697
Total accounts payable and accrued liabilities	CAD 43,342	CAD 31,465